Schedule of General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Total	$ 2,782,357	$ 4,048,726	$ 1,846,753
General And Administrative Expenses [Member]
Bank charges	18,382	18,605	20,260
Debt collection fee		7,935	73,077
Depreciation	48,791	48,791	4,066
Entertainment	21,583	50,550	81,038
Expected credit loss allowance	1,130,467	836,720	30,075
IPO-related readiness costs		2,027,176	545,414
Motor vehicle expenses	18,091	29,342	51,286
Professional fees	708,083	201,959	4,361
Lease expenses	39,615	51,538	37,179
Site administrative expenses	172,085	114,586	287,217
Staff costs	262,769	397,560	515,774
Staff welfare	8,918	41,799	15,093
Medical expenses	13,353	54,251	78,853
Insurance	59,522	7,156	6,794
Safety consultant expenses	39,840	2,244	15,997
Others	240,858	158,514	80,269
Total	$ 2,782,357	$ 4,048,726	$ 1,846,753